Net Income/(Loss) Per Share - Schedule of Basic and Diluted Net Income/Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)		¥ (39,182)		$ (5,469)		¥ 16,411
Net loss attributable to non-controlling interests		(1,063)		(148)		(974)
Numerator for basic and diluted net income/(loss) per share calculation		(38,119)		$ (5,321)		17,385
Numerator for diluted net income/(loss) per share calculation | ¥		¥ (38,119)				¥ 17,385
Denominator:
Weighted average number of ordinary shares (in Shares)	[1]	3,010,123		3,010,123		375,664
Denominator for basic net income/(loss) per share calculation (in Shares)	[1]	3,010,123		3,010,123		375,664
Net income/(loss) per ordinary share*
-Basic (in Yuan Renminbi per share) | (per share)		¥ (12.66)	[2]	$ (1.77)	[1]	¥ 46.28	[1]
-Diluted (in Yuan Renminbi per share) | (per share)		¥ (9.67)	[2]	$ (1.35)	[1]	¥ 46.28	[1]

[1]	Retrospectively restated to reflect the Share Consolidation.
[2]	Retrospectively restated to reflect the Share Consolidation.